Fair Value Measurements - Summary of Change in Fair Value of Redeemable Convertible Preferred Stock Warrant Liabilities and Convertible notes (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning balance	$ 2,622	$ 1,366
Exercise of warrants			$ 0
Issuance of warrants		10,000	0
Ending balance		2,622	1,366
Redeemable Convertible Preferred Stock Warrant Liability [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning balance	2,622	1,366	724
Losses from changes in fair value	55	153	642
Exercise of warrants		(395)
Issuance of warrants		1,498
Liabilities fair value settlement upon IPO	(2,677)
Ending balance	0	2,622	$ 1,366
Convertible Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Beginning balance	0
Issuance of convertible notes	7,500
Liabilities fair value interest	54
Losses from changes in fair value	839
Liabilities fair value conversion upon IPO	(8,393)
Ending balance	$ 0	$ 0